UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2006

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
          ---------------------------------------
Address:  1700 East Putnam Avenue
          ---------------------------------------
          Old Greenwich, CT 06870
          ---------------------------------------

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Thomas D. O'Malley, Jr.
           -----------------------------
Title:     Managing Member
           -----------------------------
Phone:     (203) 698-8800
           -----------------------------

Signature, Place and Date of Signing:


/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         February 14, 2007
---------------------------         -----------------         -----------------
(Signature)                         (City, State)             (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

------------------                  ---------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
                                            ---------------------------
Form 13F Information Table Entry Total:              36
                                            ---------------------------
Form 13F Information Table Value Total:              451535
                                            ---------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----

1        28-10619                   O'Malley, Jr., Thomas D.
         ---------                  -------------------------

                                 TITLE OF               VALUE   SHARES/ SH/ PUT/    INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER                CLASS       CUSIP    (x$1000) PRN AMT PRN CALL    DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------          --------    --------  -------- ------- --- ----    -------   --------    ------   -------   ----
AK STL HLDG CORP.                 COM        001547108     6760   400000  SH          X          1        400000
ALTRIA GROUP INC.                 COM        02209S103    26094   304058  SH          X          1        304058
AMERICAN TOWER CORP.              CL A       029912201    11184   300000  SH          X          1        300000
APPLE COMPUTER INC.               COM        037833100     8484   100000  SH          X          1        100000
ATLAS AIR WORLDWIDE HLDGS INC.    COM        049164205    10530   236637  SH          X          1        236637
BARNES & NOBLE INC.               COM        067774109    13899   350000  SH          X          1        350000
BORDERS GROUP INC.                COM        099709107     4470   200000  SH          X          1        200000
BOSTON SCIENTIFIC CORP.           COM        101137107     4295   250000  SH          X          1        250000
BUILDING MATLS HLDG. CORP.        COM        120113105    14770   598200  SH          X          1        598200
CONOCOPHILLIPS                    COM        20825C104    25183   350000  SH          X          1        350000
COUNTRYWIDE FINANCIAL CORP.       COM        222372104     4245   100000  SH          X          1        100000
DADE BEHRING HLDGS  INC.          COM        23342J206    30991   778472  SH          X          1        778472
DIAMOND OFFSHORE DRILLING INC.    COM        25271C102     9913   124000  SH          X          1        124000
EQUINIX INC.                      COM        29444U502     3025    40000  SH          X          1         40000
GENTEK INC.                       COM        37245X203    16620   480473  SH          X          1        480473
JAMBA INC.                        COM        47023A101     3065   304371  SH          X          1        304371
KRISPY KREME DOUGHNUTS INC.       COM        501014104     8594   774200  SH          X          1        774200
LCA VISION INC.                   COM        501803308     6872   200000  SH          X          1        200000
MASTERCARD INC.                   CLA        57636Q104    23716   240800  SH          X          1        240800
MEMC ELECTR MATLS INC.            COM        552715104     4352   111200  SH          X          1        111200
MIRANT CORP.                      COM        60467R100    38285  1212700  SH          X          1       1212700
NATIONAL OILWELL VARCO INC.       COM        637071101     3059    50000  SH          X          1         50000
NII HOLDINGS INC.                 CLB        62913F201    35442   550000  SH          X          1        550000
NRG ENERGY INC.                   COM        629377508     7281   130000  SH          X          1        130000
NYSE GROUP INC.                   COM        62949W103     9720   100000  SH          X          1        100000
PANTRY INC.                       COM        698657103     6768   144500  SH          X          1        144500
PRIDE INTL INC. DEL               COM        74153Q102     6002   200000  SH          X          1        200000
QUALCOMM INC.                     COM        747525103    17006   450000  SH          X          1        450000
RESEARCH IN MOTION LTD.           COM        760975102     6389    50000  SH          X          1         50000
SEAGATE TECHNOLOGY                SHS        G7945J104     7950   300000  SH          X          1        300000
SEARS HLDGS CORP.                 COM        812350106    12595    75000  SH          X          1         75000
SLM CORP.                         COM        78442P106     7316   150000  SH          X          1        150000
3 COM CORP.                       COM        885535104     3954   962000  SH          X          1        962000
TRANSOCEAN INC.                   ORD        G90078109    12134   150000  SH          X          1        150000
VISTEON CORP.                     COM        92839U107    20394  2405000  SH          X          1       2405000
WESTERN UN CO.                    COM        959802109    20178   900000  SH          X          1        900000
TOTAL                                                    451535